Note 34 - Share of profit or loss of entities accounted for using the equity method	6 Months Ended
Jun. 30, 2018
Share of profit or loss of entities accounted for using the equity method
Investments in Entities Accounted for Using the Equity Method

Share of profit or loss of entities accounted for using the equity method

Net income from “Investments in Entities Accounted for Using the Equity Method” resulted in a positive impact of €14 million for the first semester ended as of June 30, 2018 compared with the negative impact of €8 million recorded for the first semester ended June 30, 2017.